o BT PYRAMID MUTUAL FUNDS o


                                 BT INVESTMENT
                             EQUITY 500 INDEX FUND


                               SEMI-ANNUAL REPORT
                                  JUNE o 1998

-------------------------------------------------------------------------------
BT Investment Equity 500 Index Fund

Table of Contents
-------------------------------------------------------------------------------

            Letter to Shareholders                                       3

            BT Investment Equity 500 Index Fund
               Statement of Assets and Liabilities                       5
               Statement of Operations                                   5
               Statements of Changes in Net Assets                       6
               Financial Highlights                                      7
               Notes to Financial Statements                             8

            Equity 500 Index Portfolio
               Statement of Net Assets                                   9
               Statement of Operations                                  15
               Statements of Changes in Net Assets                      15
               Financial Highlights                                     16
               Notes to Financial Statements                            17


                                 --------------
              The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                                 --------------

-------------------------------------------------------------------------------
BT Investment Equity 500 Index Fund

Letter to Shareholders
-------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the BT Investment Equity 500 Index Fund (the "Fund"), providing a review of the markets, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
As the U.S. economic expansion embarked on its seventh straight year, most of the major equity market indices posted positive gains for the first half of 1998.

--------------------------------------------------------------------------------
                                    Objective
Seeks to match the performance of the stock market, as represented by the S&P 500 Index, before expenses.
--------------------------------------------------------------------------------

Stocks climbed through the first quarter despite concerns of an imminent market correction. The S&P 500 Index crossed the 1,000 mark for the first time in February 1998, and the Dow Jones Industrial Average neared a new milestone towards the end of March. Despite negative news for technology stocks, stronger than anticipated earnings expectations for Microsoft helped to carry this sector to a solid finish for the quarter.

--------------------------------------------------------------------------------
                             Investment Instruments
Primarily equity securities, consisting of common stock of current S&P 500 companies.
--------------------------------------------------------------------------------

Volatility increased in the second quarter, though the equity indices continued to reach record highs. Having broken the 8,000 barrier in July 1997, the Dow Jones Industrial Average hit the 9,000 milestone in early April 1998. The S&P 500 Index continued to climb. Towards the end of April, fears of a tightening by the Federal Reserve Board sparked a huge drop in the market. But a lower than expected Employment Cost Index helped stocks rebound on April 30. Equities were then down again in May, primarily due to volatility in the technology sector. Stocks rebounded quickly again, as the General Motors strike helped calm expectations of a Fed tightening at the end of June. Finally, having spent the greater portion of the second quarter above the 9,000 mark, the Dow Jones lost steam and finished off the semi-annual period below that point based largely on warnings about corporate profits. The Federal Reserve Board remained on hold throughout.

--------------------------------------------------------------------------------
  TEN LARGEST STOCK HOLDINGS
  -----------------------------------------------------
  General Electric Co.        Pfizer, Inc.
  Microsoft Corp.             Wal-Mart Stores, Inc.
  Coca Cola Co.               Intel Corp.
  Exxon Corp.                 Procter & Gamble Co.
  Merck & Company, Inc.       Royal Dutch Petroleum Co.
--------------------------------------------------------------------------------

Overall, large capitalization stocks significantly outperformed small cap stocks and mid cap stocks for the semi-annual period. In contrast to the previous period, growth stocks outperformed value stocks within the large cap sector throughout these six months. Technology, consumer cyclical, and health care were the leading groups for the period. The weakest performing sectors included basic materials, utilities, and transportation, all of which still produced positive returns.

INVESTMENT REVIEW
It is well worth noting that the Fund has earned a five-star rating from Morningstar based on its overall performance as of June 30, 1998 out of 2,545 domestic equity funds.(1)

---------------------------------------------------------------------------------------------------------------------------
                                     Cumulative Total Retums                    Average Annual Total Retums
  Periods ended June 30, 1998
---------------------------------------------------------------------------------------------------------------------------
                        Past 6    Past 1    Past 3     Past 5     Since    Past 1    Past 3     Past 5     Since
                        months     year     years      years    inception   year     years      years    inception
---------------------------------------------------------------------------------------------------------------------------
  BT Investment Equity
    500 Index Fund(2)   17.57%    29.82%   119.34%    178.89%    191.87%   29.82%    29.93%     22.77%    21.52%
    (inception 12/31/92)
---------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index(3)      17.71%    30.15%   120.92%    182.43%    196.19%   30.15%    30.24%     23.08%    21.83%
---------------------------------------------------------------------------------------------------------------------------
  Lipper S&P 500
    Index Average(4)    17.37%    29.39%   117.71%    176.42%    189.15%   29.39%    29.61%     22.55%    21.29%
---------------------------------------------------------------------------------------------------------------------------

---------
(1) Morningstar  proprietary  ratings reflect historical  risk-adjusted performance as of June 30, 1998. They are subject to change every month.
    Past performance is no guarantee of future results. Ratings are calculated from the Fund's 3-, 5-, and 10-year (if applicable) average annual total return in excess of 90-day Treasury-bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day
    T-bill returns. The Fund received 5 stars for the three- and five-year periods and was rated among 2,545 and 1,462 domestic equity funds, respectively. The top 10% of funds in a rating universe receive 5 stars.
(2) Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the
    Fund assumes reinvestment of dividends and distributions.
(3) The S&P 500 is an index of common stocks in industry, transportation, and financial and public utility companies. This index is unmanaged, and investments cannot be made in an index.
(4) Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. The Lipper figures do not reflect sales charges.


                                       3


-------------------------------------------------------------------------------
BT Investment Equity 500 Index Fund

Letter to Shareholders (continued)
-------------------------------------------------------------------------------

                    Diversification of Portfolio Investments
                         By Sector as of June 30, 1998
                    (percentages are based on market value)

                  [PIE CHART APPEARS HERE -- SEE VALUES BELOW]

                       Consumer Durables              6%
                       Other                          3%
                       Retail Trade                   5%
                       Energy                         7%
                       Business Equipment & Service   6%
                       Utilities                      9%
                       Chemicals                      3%
                       Consumer Non-Durables         22%
                       Finance & Building            20%
                       Capital Goods                  7%
                       Health Care                   12%

MANAGER OUTLOOK
With the Federal Reserve Board on hold, stable interest rates should provide some support for U.S. equities. However there are a few long-term factors that may impact the market.

o Stocks face the prospect of more moderate earnings growth, as the economy inevitably slows from its first quarter GDP growth rate of more than 5% and as rising labor costs squeeze corporate profit margins.

o Financial turmoil in Asia and questions about Japan getting its economy back on track will continue to dominate financial markets around the globe.

o Once the perception of the Asian crisis shifts to a more positive note, the U.S. stock market could face tougher sledding, as investors begin to weigh the likelihood of a shift to tighter monetary policy by the Federal Reserve Board.

Still, for the near term, solid growth, low inflation, and accommodative interest rates should continue to form an almost ideal backdrop for the U.S.
equity markets.

Of course, it is important to reiterate that as an index fund, designed to replicate the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.

As always, we appreciate your ongoing support of the BT Investment Equity 500
Index Fund, and we look forward to continuing to serve your investment needs for many years to come.


                               /s/ Frank Salerno
                               _________________
                                 Frank Salerno
                            Portfolio Manager of the
                           Equity 500 Index Portfolio
                                  June 30, 1998


-------------------------------------------------------------------------------

Performance Comparison
-------------------------------------------------------------------------------
Comparison of Change in Value of a $10,000 Investment in the BT Investment
Equity 500 Index Fund and the S&P 500 Index since December 31, 1992.

                                  Total Return
                               Ended June 30, 1998
                         Six Months   Since 12/31/92*
                           17.57%        21.52%**
                         *  The Fund's inception date.
                         ** Annualized.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.




                    [GRAPH APPEARS HERE - NEED PLOT POINTS]




Past performance is not indicative of future performance. The S&P 500 Index is unmanaged, and investments may not be made in an index.


                                       4


-------------------------------------------------------------------------------
BT Investment Equity 500 Index Fund

Statement of Assets and Liabilities June 30, 1998 (unaudited)
-------------------------------------------------------------------------------


Assets
   Investment in Equity 500 Index Portfolio, at Value                                                           $   802,485,160
   Receivable for Shares of Beneficial Interest Subscribed                                                            1,154,432
   Prepaid Expenses and Other                                                                                            26,401
                                                                                                                ---------------
Total Assets                                                                                                        803,665,993
                                                                                                                ---------------
Liabilities
   Due to Bankers Trust                                                                                                 102,526
   Payable for Shares of Beneficial Interest Redeemed                                                                 1,524,367
                                                                                                                ---------------
Total Liabilities                                                                                                     1,626,893
                                                                                                                ---------------
Net Assets                                                                                                      $   802,039,100
                                                                                                                ===============
Shares Outstanding ($0.001 par value per share, unlimited number of shares of beneficial interest authorized)         5,492,338
                                                                                                                ===============
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)             $        146.03
                                                                                                                ===============
Composition of Net Assets
   Paid-in Capital                                                                                              $   439,627,975
   Undistributed Net Investment Income                                                                                  361,969
   Accumulated Net Realized Gain from Investment and Futures Transactions                                             2,553,994
   Net Unrealized Appreciation on Investment and Futures Contracts                                                  359,495,162
                                                                                                                ---------------
Net Assets                                                                                                      $   802,039,100
                                                                                                                ===============



-------------------------------------------------------------------------------


Statement of Operations For the six month period ended June 30, 1998 (unaudited)
-------------------------------------------------------------------------------

Investment Income
   Income Allocated from Equity 500 Index Portfolio, net                                                        $     5,509,094
                                                                                                                ---------------
Expenses
   Administration and Services Fees                                                                                   1,091,718
   Printing and Shareholder Reports                                                                                      11,680
   Registration Fees                                                                                                      7,230
   Professional Fees                                                                                                      4,105
   Trustees Fees                                                                                                          4,038
   Miscellaneous                                                                                                          4,042
                                                                                                                ---------------
   Total Expenses                                                                                                     1,122,813
   Less:  Expenses Absorbed by Bankers Trust                                                                           (504,172)
                                                                                                                ---------------
      Net Expenses                                                                                                      618,641
                                                                                                                ---------------
Net Investment Income                                                                                                 4,890,453
                                                                                                                ---------------
Realized and Unrealized Gain on Investment and Futures Contracts
   Net Realized Gain from Investment Transactions                                                                     4,410,939
   Net Realized Gain from Futures Transactions                                                                          571,679
   Net Change in Unrealized Appreciation/Depreciation on Investment and Futures Contracts                           107,837,687
                                                                                                                ---------------
Net Realized and Unrealized Gain on Investment and Futures Contracts                                                112,820,305
                                                                                                                ---------------
Net Increase in Net Assets from Operations                                                                      $   117,710,758
                                                                                                                ===============

                  See Notes to Financial Statements on Page 8

-------------------------------------------------------------------------------
BT Investment Equity 500 Index Fund

Statements of Changes in Net Assets
-------------------------------------------------------------------------------

                                                                                 For the             For the
                                                                            six months ended       year ended
                                                                             June 30, 1998(1)   December 31, 1997
                                                                            -----------------   -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                     $    4,890,453      $     8,831,537
   Net Realized Gain from Investment and Futures Transactions                     4,982,618           21,535,018
   Net Change in Unrealized Appreciation/Depreciation
      on Investment and Futures Contracts                                       107,837,687          124,691,260
                                                                             --------------      ---------------
Net Increase in Net Assets from Operations                                      117,710,758          155,057,815
                                                                             --------------      ---------------
Distributions to Shareholders
   Net Investment Income                                                         (4,708,125)          (8,674,767)
   Net Realized Gain from Investment and Futures Transactions                            --          (23,216,018)
                                                                             --------------      ---------------
Total Distributions                                                              (4,708,125)         (31,890,785)
                                                                             --------------      ---------------
Capital Transactions in Shares of Beneficial Interest
   Proceeds from Sales of Shares                                                198,809,289          280,934,358
   Dividend Reinvestments                                                         4,447,256           30,791,299
   Cost of Shares Redeemed                                                     (151,621,400)        (249,253,805)
                                                                             --------------      ---------------
Net Increase from Capital Transactions in Shares of Beneficial Interest          51,635,145           62,471,852
                                                                             --------------      ---------------
Total Increase in Net Assets                                                    164,637,778          185,638,882
Net Assets
Beginning of Period                                                             637,401,322          451,762,440
                                                                             --------------      ---------------
End of Period (including undistributed net investment income of $361,969 and
   $179,641 for the six month period ended June 30, 1998 and the year
   ended December 31, 1997, respectively)                                    $  802,039,100      $   637,401,322
                                                                             ==============      ===============

---------
(1) Unaudited


                  See Notes to Financial Statements on Page 8

-------------------------------------------------------------------------------
BT Investment Equity 500 Index Fund

Financial Highlights
-------------------------------------------------------------------------------


Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the BT Investment Equity 500 Index Fund.

                                                   For the six                For the year ended December 31,
                                                   months ended     -------------------------------------------------
                                                 June 30, 1998(2)   1997       1996        1995        1994      1993
                                                 ----------------   ----       ----        ----        ----      ----
Per Share Operating Performance:(1)
Net Asset Value, Beginning of Period               $ 124.95     $   99.06   $  82.92    $  62.16    $  63.42   $ 60.00
                                                   --------     ---------   --------    --------    --------   -------
Income from Investment Operations
   Net Investment Income                               0.89          1.81       1.80        1.74        1.32      1.44
   Net Realized and Unrealized Gain (Loss) on
      Investment and Futures Transactions             21.05         30.59      16.98       21.18       (0.60)     4.26
                                                   --------     ---------   --------    --------    --------   -------
Total from Investment Operations                      21.94         32.40      18.78       22.92        0.72      5.70
                                                   --------     ---------   --------    --------    --------   -------
Distributions to Shareholders
   Net Investment Income                              (0.86)        (1.78)     (1.80)      (1.74)      (1.32)   (1.44)
   Net Realized Gain from Investments
      and Futures Transactions                          --          (4.73)     (0.84)      (0.42)      (0.66)   (0.84)
                                                   --------     ---------   --------    --------    --------   -------
Toal Distributions                                    (0.86)        (6.51)     (2.64)      (2.16)      (1.98)   (2.28)
                                                   --------     ---------   --------    --------    --------   -------
Net Asset Value, End of Period                     $ 146.03     $  124.95   $  99.06    $  82.92    $  62.16   $ 63.42
                                                   ========     =========   ========    ========    ========   =======
Total Investment Return                               17.57%        33.02%     22.83%      37.15%       1.15%     9.53%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)        $802,039     $ 637,401   $451,762    $277,140    $181,898   $ 1,835
   Ratios to Average Net Assets:
      Net Investment Income                            1.34%(3)      1.59%      2.05%       2.38%       2.68%     2.53%
      Expenses, Including Expenses of
        the Equity 500 Index Portfolio                 0.25%(3)      0.25%      0.25%       0.25%       0.25%     0.25%
      Decrease Reflected in Above
        Expense Ratio Due to Absorption
        of Expenses by Bankers Trust                   0.22%(3)      0.21%      0.22%       0.23%       0.29%     1.82%

---------
(1) Per share amounts for the years ended December 31, 1993 through December 31, 1996 have been restated to reflect 1:6 reverse stock split effective September 4, 1997.
(2) Unaudited
(3) Annualized
                  See Notes to Financial Statements on Page 8

-------------------------------------------------------------------------------
BT Investment Equity 500 Index Fund

Notes to Financial Statements (unaudited)
-------------------------------------------------------------------------------


Note 1--Organization and Significant Accounting Policies
A. Organization
BT Pyramid Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The BT Investment Equity 500 Index Fund (the "Fund") is one of the funds offered to investors by Trust. The Fund commenced operations and began offering shares of beneficial interest on December 31, 1992. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Equity 500 Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 1998, the Fund's investment was 19.80% of the Portfolio.

The financial statements of the Portfolio, including the Statement of Net Assets, are contained elsewhere in this report.

B.  Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. Dividends
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually.

D. Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

E. Other
The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses that are attributable to the Trust are allocated among the Funds in the Trust.

F. Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered in an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .30% of the Fund's average daily net assets. At June 30, 1998, amounts owed under the Administration and Services Agreement amounted to $102,526, net of waived expenses of $89,185.

The Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood may seek reimbursement at an annual rate not exceeding .20% of each Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of each Fund's shares. For the six-month period ended June 30, 1998, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund to the extent necessary to limit all expenses to .17% of the average daily net assets of the Fund, excluding expenses of the Portfolio and .25% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six-month period ended June 30, 1998, expenses of the Fund have been reduced by $504,172.

The Fund is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended June 30, 1998.

Certain officers of the Fund are also directors, officers and/or employees of Edgewood. None of the officers so affiliated received compensation for services as officers of the Fund.

Effective August 11, 1998, ICC Distributors, Inc. will replace Edgewood as distributor of the Trust.

Note 3--Shares of Beneficial Interest
At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                        For the six-month period
                          ended June 30, 1998        For the year ended
                               (Unaudited)            December 31, 1997
                        -------------------------    --------------------
                           Shares       Amount        Shares       Amount
                        ---------- -------------  -----------  -------------
Sold                     1,459,768 $ 198,809,289   10,331,740  $ 280,934,358
Reinvested                  30,952     4,447,256      441,179     30,791,299
Redeemed                (1,099,507) (151,621,400)  (9,595,806)  (249,253,805)
Reverse stock split*            --            --  (23,446,013)            --
                        ---------- -------------  -----------  -------------
Net Increase/
  (Decrease)               391,213 $  51,635,145  (22,268,900) $  62,471,852
                        ========== =============  ===========  =============

---------
* The Board of Trustees approved a 1:6 reverse stock split effective September 4, 1997.

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Statement of Net Assets June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares                Description                             Value
  ------                -----------                             -----
                COMMON STOCKS - 97.74%
                Advertising - 0.09%
      75,000    Omnicom Group, Inc.                        $    3,740,625
                                                           --------------

                Aerospace - 1.44%
     450,246    Boeing Co.                                     20,064,087
      55,444    General Dynamics Corp.                          2,578,146
      87,245    Lockheed Martin Corp.                           9,237,064
      29,779    Northrop Grumman Corp.                          3,070,959
     158,414    Raytheon Co. - Class B                          9,366,228
      89,124    Rockwell International Corp.                    4,283,522
     106,312    United Technologies Corp.                       9,833,860
                                                           --------------
                                                               58,433,866
                                                           --------------

                Airlines - 0.43%
      80,104    AMR Corp. *                                     6,668,658
      35,049    Delta Air Lines, Inc.                           4,530,083
      97,800    Southwest Airlines Co.                          2,897,325
      41,915    U.S. Air, Inc. *                                3,321,764
                                                           --------------
                                                               17,417,830
                                                           --------------

                Apparel, Textiles - 0.35%
     101,814    Corning Inc.                                    3,538,036
      30,200    Fruit of the Loom, Inc. - Class A *             1,002,262
      28,903    Liz Claiborne, Inc.                             1,510,182
      84,948    Nike, Inc.- Class B                             4,135,906
      21,129    Reebok International Ltd. *                       585,009
      15,811    Russell Corp.                                     477,295
       5,504    Springs Industries, Inc. - Class A                253,872
      53,330    V.F. Corp.                                      2,746,495
                                                           --------------
                                                               14,249,057
                                                           --------------

                Auto Related - 2.03%
      66,900    AutoZone, Inc. *                                2,136,619
     292,302    Chrysler Corp.                                 16,478,525
      18,634    Cummins Engine Co., Inc.                          954,992
      53,774    Dana Corp.                                      2,876,909
      31,282    Eaton Corp.                                     2,432,176
      29,244    Echlin, Inc.                                    1,434,784
     503,864    Ford Motor Co.                                 29,727,976
     292,984    General Motors Corp.                           19,574,993
      73,726    Genuine Parts Co.                               2,548,155
           1    Meritor Automotive, Inc.                               24
      34,180    PACCAR Inc.                                     1,785,905
      46,414    Parker Hannifin Corp.                           1,769,534
      24,196    Timken Co.                                        745,539
                                                           --------------
                                                               82,466,131
                                                           --------------

                Banks - 8.12%
      48,834    Ahmanson (H.F.) & Co.                           3,467,214
     319,507    Banc One Corp.                                 17,832,484
     172,100    Bank of New York Company, Inc.                 10,444,319
     308,672    BankAmerica Corp.                              26,680,836
     137,134    BankBoston Corp.                                7,628,079
      55,600    BB&T Corp.                                      3,759,950
     373,604    Chase Manhattan Corp.                          28,207,102
     198,966    Citicorp                                       29,695,676



  Shares                Description                             Value
  ------                -----------                             -----
      73,300    Comerica, Inc.                             $    4,856,125
     110,825    Fifth Third Bancorp                             6,981,975
     133,136    First Chicago NBD Corp.                        11,799,177
     438,453    First Union Corp.                              25,539,887
      18,917    Golden West Financial Corp.                     2,011,114
      73,700    Huntington Bancshares, Inc.                     2,468,950
     208,000    KeyCorp                                         7,410,000
     118,924    Mellon Bank Corp.                               8,280,084
      58,900    Mercantile Bancorp, Inc.                        2,967,087
      82,560    Morgan (J.P.) & Company, Inc.                   9,669,840
     150,200    National City Corp.                            10,664,200
     432,103    NationsBank Corp.                              33,055,880
      53,800    Northern Trust Corp.                            4,102,250
     349,016    Norwest Corp.                                  13,044,473
      47,400    Republic New York Corp.                         2,983,237
      86,600    Summit Bancorp                                  4,113,500
      97,460    SunTrust Banks, Inc.                            7,924,716
     325,897    U.S. Bancorp                                   14,013,571
      91,500    Wachovia Corp.                                  7,731,750
     175,577    Washington Mutual, Inc.                         7,626,626
      38,770    Wells Fargo & Co.                              14,306,130
                                                           --------------
                                                              329,266,232
                                                           --------------

                Beverages - 3.45%
     216,180    Anheuser-Busch Companies, Inc.                 10,200,994
      17,719    Brown-Forman, Inc. - Class B                    1,138,446
   1,094,322    Coca-Cola Co.                                  93,564,531
      15,768    Coors (Adolph) Co. - Class B                      536,112
     672,194    PepsiCo, Inc.                                  27,685,990
     162,537    Seagram Ltd.                                    6,653,858
                                                           --------------
                                                              139,779,931
                                                           --------------

                Building and Construction - 0.93%
      17,483    Armstrong World Industries, Inc.                1,177,917
      28,080    Centex Corp.                                    1,060,020
      19,966    Crane Co.                                         969,599
       8,506    Fleetwood Enterprises, Inc.                       340,240
     327,726    Home Depot, Inc.                               27,221,741
      74,411    Masco Corp.                                     4,501,866
      22,350    Owens Corning                                     912,159
      38,530    Stanley Works                                   1,601,403
                                                           --------------
                                                               37,784,945
                                                           --------------

                Building, Forest Products - 0.33%
      24,003    Boise Cascade Corp.                               786,097
      46,128    Champion International Corp.                    2,268,921
      41,801    Georgia-Pacific Corp.                           2,463,646
      34,654    Johnson Controls, Inc.                          1,981,776
      17,145    Kaufman & Broad Home Corp.                        544,354
      46,658    Louisiana-Pacific Corp.                           851,509
      13,101    Potlatch Corp.                                    550,242
      87,294    Weyerhaeuser Co.                                4,031,892
                                                           --------------
                                                               13,478,437
                                                           --------------

                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Statement of Net Assets June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

  Shares                Description                             Value
  ------                -----------                             -----
                Chemicals and Toxic Waste - 2.44%
     102,708    Air Products & Chemical, Inc.              $    4,108,320
     118,040    Amgen, Inc. *                                   7,716,865
     104,676    Dow Chemical Co.                               10,120,861
     499,692    Du Pont (E.I.) de Nemours & Co.                37,289,516
      32,581    Eastman Chemical Co.                            2,028,167
      17,350    FMC Corp. *                                     1,183,053
      34,949    Grace (W. R.) & Co. *                             596,317
      25,796    Great Lakes Chemical Corp.                      1,017,330
      42,014    Hercules, Inc.                                  1,727,826
      32,702    Mallinckrodt, Inc.                                970,841
     272,620    Monsanto Co.                                   15,232,643
      64,306    Morton International, Inc.                      1,607,650
      16,325    Nalco Chemical Co.                                766,603
      79,342    PPG Industries, Inc.                            5,519,227
      42,576    Raychem Corp.                                   1,258,653
      26,059    Rohm & Haas Co.                                 2,708,507
      44,200    Sigma-Aldrich Corp.                             1,552,525
      67,152    Union Carbide Corp.                             3,584,238
                                                           --------------
                                                               98,989,142
                                                           --------------

                Computer Services - 1.60%
     154,100    3Com Corp. *                                    4,728,944
      33,100    Adobe Systems, Inc.                             1,404,681
     128,512    Automatic Data Processing, Inc.                 9,365,312
      68,400    Cabletron Systems, Inc. *                         919,125
     363,234    Cendant Corp. *                                 7,582,510
     283,400    Dell Computer Corp. *                          26,303,063
     226,000    EMC Corp. *                                    10,127,625
     128,400    Parametric Technology Co.*                      3,482,850
      83,515    Silicon Graphics, Inc. *                        1,012,619
                                                           --------------
                                                               64,926,729
                                                           --------------

                Computer Software - 4.63%
     463,950    Cisco Systems, Inc. *                          42,712,397
     240,675    Computer Associates International, Inc.        13,372,505
   1,090,000    Microsoft Corp. *                             118,128,750
     442,256    Oracle Corp. *                                 10,862,913
     106,500    Seagate Technology, Inc. *                      2,536,031
                                                           --------------
                                                              187,612,596
                                                           --------------

                Containers - 0.29%
      44,230    Avery Dennison Corp.                            2,377,363
       7,854    Ball Corp.                                        315,632
      58,950    Crown Cork & Seal Company, Inc.                 2,800,125
      65,200    Owens-Illinois, Inc. *                          2,917,700
      36,505    Sealed Air Corp. *                              1,341,559
      39,849    Stone Container Corp.                             622,641
      24,922    Temple-Inland, Inc.                             1,342,672
                                                           --------------
                                                               11,717,692
                                                           --------------

                Cosmetics and Toiletries - 0.87%
       8,898    Alberto-Culver Co. - Class B                      258,042
      63,728    Avon Products, Inc.                             4,938,920
     491,916    Gillette Co.                                   27,885,488
      53,887    International Flavors & Fragrances, Inc.        2,340,717
                                                           --------------
                                                               35,423,167
                                                           --------------


  Shares                Description                             Value
  ------                -----------                             -----
                Diversified - 0.85%
      76,169    Allegheny Teledyne Inc.                    $    1,742,366
      31,702    Ceridian Corp. *                                1,862,493
      49,400    Loews Corp.                                     4,303,975
     181,578    Minnesota Mining & Manufacturing Co.           14,923,442
       3,527    NACCO Industries, Inc. - Class A                  455,865
      54,464    Pall Corp.                                      1,116,512
      72,815    Praxair, Inc.                                   3,408,652
      31,220    SUPERVALU, Inc.                                 1,385,387
      59,706    Textron, Inc.                                   5,140,424
                                                           --------------
                                                               34,339,116
                                                           --------------

                Drugs - 7.44%
     579,232    American Home Products Corp.                   29,975,256
     446,378    Bristol-Myers Squibb Co.                       51,305,571
     496,640    Lilly (Eli) & Co.                              32,809,280
     527,197    Merck & Company, Inc.                          70,512,599
     576,608    Pfizer, Inc.                                   62,670,082
     321,216    Schering-Plough Corp.                          29,431,416
     359,158    Warner-Lambert Co.                             24,916,586
                                                           --------------
                                                              301,620,790
                                                           --------------

                Electrical Equipment - 4.45%
   1,440,444    General Electric Co.                          131,080,404
      23,072    General Signal Corp.                              830,592
      40,530    Grainger (W.W.), Inc.                           2,018,901
     466,940    Hewlett-Packard Co.                            27,958,032
      51,223    ITT Industries, Inc.                            1,914,460
     264,264    Tyco International Ltd.                        16,648,632
                                                           --------------
                                                              180,451,021
                                                           --------------

                Electronics - 3.47.%
      55,041    Advanced Micro Devices, Inc.*                     939,137
      12,327    Aeroquip-Vickers, Inc.                            719,589
     248,212    AlliedSignal, Inc.                             11,014,407
     104,173    AMP, Inc.                                       3,580,947
     162,600    Applied Materials, Inc. *                       4,796,700
     193,800    Emerson Electric Co.                           11,700,675
      34,942    Harris Corp.                                    1,561,471
     748,928    Intel Corp.                                    55,514,288
      35,400    KLA Instruments Corp. *                           980,138
      57,500    LSI Logic Corp. *                               1,326,094
      93,500    Micron Technology, Inc. *                       2,319,969
     261,742    Motorola, Inc.                                 13,757,814
      75,626    National Semiconductor Corp. *                    997,317
     225,402    Northern Telecom Ltd.                          12,791,564
      22,625    Perkin-Elmer Corp.                              1,406,992
      35,638    Scientific-Atlanta, Inc.                          904,314
      22,307    Tektronix, Inc.                                   789,110
     173,656    Texas Instruments, Inc.                        10,126,316
      64,400    Thermo Electron Corp. *                         2,201,675
      21,100    Thomas & Betts Corp.                            1,039,175
      25,859    Western Atlas, Inc. *                           2,194,782
                                                           --------------
                                                              140,662,474
                                                           --------------

                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Statement of Net Assets June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

  Shares                Description                             Value
  ------                -----------                             -----
                Environmental Control - 0.28%
      80,635    Browning-Ferris Industries, Inc.           $    2,802,066
     115,600    Laidlaw, Inc. - Class B                         1,408,875
     200,358    Waste Management, Inc.                          7,012,530
                                                           --------------
                                                               11,223,471
                                                           --------------

                Financial Services - 5.85%
     200,966    American Express Co.                           22,910,124
     158,061    Associates First Capital Corp. - Class A       12,150,939
      48,400    Bear Stearns Companies, Inc.                    2,752,750
      26,352    Beneficial Corp.                                4,036,797
      27,800    Capital One Financial Corp.                     3,452,413
     116,900    Charles Schwab Corp.                            3,799,250
      73,200    Cincinnati Financial Corp.                      2,809,050
      50,500    Countrywide Credit Industries                   2,562,875
      66,700    Equifax                                         2,422,044
     462,864    Fannie Mae                                     28,118,987
     196,100    First Data Corp.                                6,532,581
     131,844    Fleet Financial Group, Inc.                    11,008,974
     110,700    Franklin Resources, Inc.                        5,977,800
     298,824    Freddie Mac                                    14,063,405
      60,600    Green Tree Financial Corp.                      2,594,438
      53,723    Hartford Financial Services Group               6,144,568
     150,274    Household International, Inc.                   7,476,132
      52,200    Lehman Brothers Holdings Inc.                   4,048,762
     220,225    MBNA Corp.                                      7,267,425
     151,476    Merrill Lynch & Co., Inc.                      13,973,661
     260,393    Morgan Stanley, Dean Witter,
                  Discover & Co.                               23,793,410
     138,433    PNC Banc Corp.                                  7,449,426
      71,800    SLM Holding Corp.                               3,518,200
      67,800    State Street Corp.                              4,712,100
     103,650    Synovus Financial Corp.                         2,461,688
     509,821    Travelers Group, Inc.                          30,907,898
                                                           --------------
                                                              236,945,697
                                                           --------------

                Food Services/Lodging - 0.63%
      62,419    Darden Restaurants, Inc.                          990,902
     308,214    McDonald's Corp.                               21,266,765
      67,099    Tricon Global Restaurants, Inc. *               2,126,200
      56,562    Wendy's International, Inc.                     1,329,207
                                                           --------------
                                                               25,713,074
                                                           --------------

                Foods - 2.67%
     269,417    Archer-Daniels-Midland Co.                      5,219,954
     126,760    Bestfoods                                       7,360,003
     198,854    Campbell Soup Co.                              10,564,119
     210,932    ConAgra, Inc.                                   6,683,908
      76,319    General Mills, Inc.                             5,218,312
     160,075    Heinz (H.J.) Co.                                8,984,209
      49,594    Hershey Foods Corp.                             3,421,986
     169,714    Kellogg Co.                                     6,374,882
      99,420    Pioneer Hi-Bred International, Inc.             4,113,503
      63,484    Quaker Oats Co.                                 3,487,652
      47,805    Ralston-Purina Group                            5,584,222
     206,687    Sara Lee Corp.                                 11,561,554



  Shares                Description                             Value
  ------                -----------                             -----
     148,020    Sysco Corp.                                $    3,793,012
     277,768    Unilever N.V.                                  21,926,312
      40,592    Wrigley (WM) Jr. Co.                            3,978,016
                                                           --------------
                                                              108,271,644
                                                           --------------

                Forest Products and Paper - 0.03%
      42,900    Willamette Industries, Inc.                     1,372,800
                                                           --------------

                Healthcare - 0.89%
     686,344    Abbott Laboratories                            28,054,311
     272,822    Columbia/HCA Healthcare Corp.                   7,945,941
                                                           --------------
                                                               36,000,252
                                                           --------------

                Hospital Supplies and Healthcare - 2.97%
      27,501    Allergan, Inc.                                  1,275,359
      40,234    Alza Corp. *                                    1,740,121
      25,277    Bard (C.R.), Inc.                                 962,106
      24,323    Bausch & Lomb, Inc.                             1,219,190
     124,863    Baxter International Inc.                       6,719,190
      53,932    Becton, Dickinson & Co.                         4,186,472
      52,050    Biomet, Inc.                                    1,720,903
      86,400    Boston Scientific Corp. *                       6,188,400
      52,800    Cardinal Health, Inc.                           4,950,000
      68,200    Guidant Corp.                                   4,863,513
     199,500    HBO & Co.                                       7,032,375
     171,900    HEALTHSOUTH Corp. *                             4,587,581
      81,900    Humana, Inc. *                                  2,554,256
     603,296    Johnson & Johnson                              44,493,080
      23,660    Manor Care, Inc.                                  909,431
     214,304    Medtronic, Inc.                                13,661,880
      10,774    Shared Medical Systems Corp.                      791,216
      36,688    St. Jude Medical, Inc. *                        1,350,577
     134,510    Tenet Healthcare Corp. *                        4,203,437
      86,400    United Healthcare Corp.                         5,486,400
      27,848    U.S. Surgical Corp.                             1,270,565
                                                           --------------
                                                              120,166,052
                                                           --------------

                Hotel/Motel - 0.16%
     112,041    Hilton Hotels Corp.                             3,193,169
     104,980    Marriott International, Inc.                    3,398,727
                                                           --------------
                                                                6,591,896
                                                           --------------

                Household Furnishings - 0.20%
      44,612    Maytag Corp.                                    2,202,717
      69,858    Newell Co.                                      3,479,802
      32,739    Whirlpool Corp.                                 2,250,806
                                                           --------------
                                                                7,933,325
                                                           --------------

                Household Products - 1.82%
      50,604    Clorox Co.                                      4,826,357
     129,602    Colgate-Palmolive Co.                          11,404,976
     593,640    Procter & Gamble Co.                           54,058,342
      76,702    Rubbermaid, Inc.                                2,545,548
      26,796    Tupperware Corp.                                  753,637
                                                           --------------
                                                               73,588,860
                                                           --------------

                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Statement of Net Assets June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

  Shares                Description                             Value
  ------                -----------                             -----
                Insurance - 3.74%
      63,759    Aetna, Inc.                                $    4,853,654
     192,150    Allstate Corp.                                 17,593,734
     111,037    American General Corp.                          7,904,446
     306,900    American International Group, Inc.             44,807,400
      73,950    Aon Corp.                                       5,194,988
      73,672    Chubb Corp.                                     5,921,387
      96,799    CIGNA Corp.                                     6,679,131
      82,000    Conseco, Inc.                                   3,833,500
      33,778    General Re Corp.                                8,562,723
      46,865    Jefferson-Pilot Corp.                           2,715,241
      43,910    Lincoln National Corp.                          4,012,276
     112,986    Marsh & McLennan Companies, Inc.                6,828,591
      39,200    MBIA, Inc.                                      2,935,100
      56,700    MGIC Investment Corp.                           3,235,444
      31,900    Progressive Corp.                               4,497,900
      44,098    Providian Financial                             3,464,449
      73,002    SAFECO Corp.                                    3,317,028
     103,928    St. Paul Companies, Inc.                        4,371,472
      78,400    SunAmerica, Inc.                                4,503,100
      62,168    Torchmark Corp.                                 2,844,186
      60,500    UNUM Corp.                                      3,357,750
                                                           --------------
                                                              151,433,500
                                                           --------------

                Leisure Related - 1.40%
      37,414    American Greetings Corp. - Class A              1,905,776
      46,542    Brunswick Corp.                                 1,151,915
     321,810    CBS Corp.                                      10,217,467
     299,557    Disney (Walt) Co.                              31,472,207
      22,339    Harcourt General, Inc.                          1,329,171
      46,015    Harrah's Entertainment, Inc. *                  1,069,849
      58,087    Hasbro, Inc.                                    2,283,545
       7,539    Jostens, Inc.                                     181,877
     128,565    Mattel, Inc.                                    5,439,907
      79,100    Mirage Resorts, Inc. *                          1,685,819
                                                           --------------
                                                               56,737,533
                                                           --------------

                Machinery - 1.13%
      41,671    Black & Decker Corp.                            2,541,931
      11,982    Briggs & Stratton Corp.                           448,576
      32,900    Case Corp.                                      1,587,425
     168,064    Caterpillar Inc.                                8,886,384
      13,447    Cincinnati Milacron, Inc.                         326,930
      52,948    Cooper Industries, Inc.                         2,908,831
     116,623    Deere & Co.                                     6,166,441
      97,708    Dover Corp.                                     3,346,499
      77,182    Dresser Industries, Inc.                        3,400,832
      19,322    Harnischfeger Industries, Inc.                    547,054
     109,692    Illinois Tool Works, Inc.                       7,315,085
      72,796    Ingersoll-Rand Co.                              3,207,574
      19,292    Millipore Corp.                                   525,707
      22,558    Navistar International Corp. *                    651,362
      30,594    Snap-On, Inc.                                   1,109,033
      53,672    TRW Inc.                                        2,931,833
                                                           --------------
                                                               45,901,497
                                                           --------------



  Shares                Description                             Value
  ------                -----------                             -----
                Marketing - 0.00%
           1    ACNielsen Corp. *                          $           25
                                                           --------------

                Metals - 0.66%
      82,336    Alcan Aluminium Ltd.                            2,274,532
      71,700    Aluminum Company of America                     4,727,719
      59,635    Armco, Inc. *                                     380,173
      20,049    Asarco, Inc.                                      446,090
     165,500    Barrick Gold Corp.                              3,175,531
      58,100    Battle Mountain Gold Co.                          344,969
      56,249    Bethlehem Steel Corp. *                           699,597
      43,894    Cyprus Amax Minerals Co.                          581,596
      62,308    Engelhard Corp.                                 1,261,737
      58,700    Freeport-McMoRan Copper &
                  Gold, Inc. - Class B                            891,506
      92,443    Homestake Mining Co.                              959,096
      73,766    Inco Ltd.                                       1,005,062
      68,610    Newmont Mining Corp.                            1,620,911
      36,494    Nucor Corp.                                     1,678,724
      25,908    Phelps Dodge Corp.                              1,481,614
     104,304    Placer Dome, Inc.                               1,225,572
      34,149    Reynolds Metals Co.                             1,910,210
      46,677    USX-U.S. Steel Group, Inc.                      1,540,341
      30,679    Worthington Industries, Inc.                      462,102
                                                           --------------
                                                               26,667,082
                                                           --------------

                Miscellaneous - 0.12%
      77,979    Cognizant Corp.                                 4,912,677
                                                           --------------

                Office Equipment and Computers - 2.94%
      58,542    Apple Computer, Inc. *                          1,679,424
      26,914    Autodesk, Inc.                                  1,039,553
     724,384    Compaq Computer Corp.                          20,554,396
      71,572    Computer Sciences Corp.                         4,580,608
      21,045    Data General Corp. *                              314,360
      68,600    Gateway 2000, Inc. *                            3,472,875
      60,719    Honeywell, Inc.                                 5,073,831
      60,462    Ikon Office Solutions, Inc.                       880,478
     414,782    International Business Machines Corp.          47,622,158
      24,579    Moore Corp. Ltd.                                  325,672
     172,792    Novell, Inc. *                                  2,203,098
     120,196    Pitney Bowes, Inc.                              5,784,433
     170,256    Sun Microsystems, Inc. *                        7,395,495
     110,399    Unisys Corp. *                                  3,118,772
     149,735    Xerox Corp.                                    15,216,819
                                                           --------------
                                                              119,261,972
                                                           --------------

                Oil Related - 7.28%
      43,393    Amerada Hess Corp.                              2,356,782
     420,104    Amoco Corp.                                    17,486,829
      26,500    Anadarko Petroleum                              1,780,469
      43,600    Apache Corp.                                    1,373,400
      24,587    Ashland Inc.                                    1,269,304
     140,450    Atlantic Richfield Co.                         10,972,656
      70,944    Baker Hughes, Inc.                              2,452,002
      79,839    Burlington Resources, Inc.                      3,438,067


                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Statement of Net Assets June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares                Description                             Value
  ------                -----------                             -----
     286,366    Chevron Corp.                              $   23,786,276
   1,078,714    Exxon Corp.                                    76,925,792
      34,381    Fluor Corp.                                     1,753,431
      25,538    Foster Wheeler Corp.                              547,471
     124,280    Halliburton Co.                                 5,538,228
      27,416    Helmerich & Payne, Inc.                           610,006
      20,832    Kerr-McGee Corp.                                1,205,652
      25,387    McDermott International, Inc.                     874,265
     345,742    Mobil Corp.                                    26,492,481
     160,214    Occidental Petroleum Corp.                      4,325,778
      47,397    Oryx Energy Co. *                               1,048,260
      20,954    Pennzoil Co.                                    1,060,796
     114,406    Phillips Petroleum Co.                          5,512,939
      38,300    Rowan Companies, Inc. *                           744,455
     961,504    Royal Dutch Petroleum Co.                      52,702,438
     218,862    Schlumberger Ltd.                              14,951,010
      35,145    Sun Co, Inc.                                    1,364,065
      79,034    Tenneco, Inc.                                   3,008,232
     249,322    Texaco, Inc.                                   14,881,407
     117,848    Union Pacific Resources Group Inc.              2,069,706
     109,337    Unocal Corp.                                    3,908,798
     126,764    USX-Marathon Group                              4,349,590
     188,636    Williams Companies, Inc.                        6,366,465
                                                           --------------
                                                              295,157,050
                                                           --------------

                Paper - 0.66%
      15,631    Bemis Company, Inc.                               638,917
      95,035    Fort James Corp.                                4,229,058
     134,944    International Paper Co.                         5,802,592
     256,430    Kimberly-Clark Corp.                           11,763,726
      50,702    Mead Corp.                                      1,609,789
      32,103    Union Camp Corp.                                1,593,111
      39,160    Westvaco Corp.                                  1,106,270
                                                           --------------
                                                              26,743,463
                                                           --------------

                Pharmaceuticals - 0.27%
     233,532    Pharmacia & Upjohn, Inc.                       10,771,664
                                                           --------------

                Photography and Optical - 0.27%
     141,726    Eastman Kodak Co.                              10,354,856
      19,982    Polaroid Corp.                                    710,610
                                                           --------------
                                                               11,065,466
                                                           --------------

                Printing and Publishing - 1.32%
      42,691    Deluxe Corp.                                    1,528,871
      62,252    Donnelley (R.R.) & Sons Co.                     2,848,029
      31,072    Dow Jones & Co, Inc.                            1,732,264
      75,379    Dun & Bradstreet Corp.                          2,723,066
     124,492    Gannett Co., Inc.                               8,846,713
      40,926    Knight-Ridder, Inc.                             2,253,488
      50,130    McGraw-Hill Companies, Inc.                     4,088,728
      18,472    Meredith Corp.                                    867,030
      39,684    New York Times Co. - Class A                    3,144,957
     233,215    Time Warner, Inc.                              19,925,307
      27,929    Times Mirror Co. - Class A                      1,756,036
      52,496    Tribune Co.                                     3,612,381
                                                           --------------
                                                               53,326,870
                                                           --------------


  Shares                 Description                             Value
  ------                 -----------                             -----
                Professional Services - 0.41%
      45,835    Block (H&R), Inc.                          $    1,930,799
      45,600    Ecolab, Inc.                                    1,413,600
      30,425    EG&G, Inc.                                        912,750
      53,660    Interpublic Group of Companies, Inc.            3,256,491
      20,326    National Service Industries                     1,034,085
     112,692    Service Corporation International               4,831,670
      27,643    Transamerica Corp.                              3,182,400
                                                           --------------
                                                               16,561,795
                                                           --------------

                Railroads - 0.52%
      70,462    Burlington Northern Santa Fe Corp.              6,918,488
      95,932    CSX Corp.                                       4,364,906
     166,653    Norfolk Southern Corp.                          4,968,343
     108,347    Union Pacific Corp.                             4,780,811
                                                           --------------
                                                               21,032,548
                                                           --------------

                Real Estate - 0.01%
      20,332    Pulte Corp.                                       607,419
                                                           --------------

                Retail - 4.75%
          74    Abercrombie & Fitch Company *                       3,256
     108,602    Albertson's, Inc.                               5,626,941
     120,336    American Stores Co.                             2,910,627
      43,546    Circuit City Stores, Inc.                       2,041,219
      49,500    Consolidated Stores Corp. *                     1,794,375
     100,899    Costco Companies, Inc. *                        6,362,943
     168,338    CVS Corp.                                       6,554,661
     192,416    Dayton Hudson Corp.                             9,332,176
      46,897    Dillard Department Stores, Inc. - Class A       1,943,294
      92,500    Federated Department Stores, Inc. *             4,977,656
     179,071    Gap, Inc.                                      11,035,250
      17,093    Giant Food, Inc. - Class A                        736,067
      16,825    Great Atlantic & Pacific Tea Co., Inc.            556,277
     216,203    Kmart Corp. *                                   4,161,908
     114,220    Kroger Co. *                                    4,897,183
      97,960    Limited, Inc.                                   3,244,911
      17,726    Longs Drug Stores, Inc.                           511,838
     162,588    Lowe's Companies, Inc.                          6,594,976
     101,098    May Department Stores Co.                       6,621,919
      19,230    Mercantile Stores Company, Inc.                 1,517,968
      34,929    Nordstrom, Inc.                                 2,698,265
     114,750    Penney (J.C.) Co., Inc.                         8,297,859
      26,112    Pep Boys-Manny, Moe & Jack                        494,496
     113,602    Rite Aid Corp.                                  4,267,175
     171,609    Sears, Roebuck & Co.                           10,478,875
      76,274    Sherwin-Williams Co.                            2,526,576
      48,066    Tandy Corp.                                     2,550,502
     143,216    TJX Companies, Inc.                             3,455,086
     126,318    Toys 'R' Us, Inc. *                             2,976,368
      59,622    Venator Group, Inc.                             1,140,271
     213,068    Walgreen Co.                                    8,802,372
     986,348    Wal-Mart Stores, Inc.                          59,920,641
      65,180    Winn-Dixie Stores, Inc.                         3,336,401
                                                           --------------
                                                              192,370,332
                                                           --------------

                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Statement of Net Assets June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares                Description                             Value
  ------                -----------                             -----
                Telecommunications - 5.06%
           1    360 Communications Co. *                   $           32
     250,735    Airtouch Communications, Inc. *                14,652,327
     110,900    Alltel Corp.                                    5,156,850
     498,004    Ameritech Corp.                                22,347,930
      40,376    Andrew Corp. *                                    729,292
      79,800    Ascend Communications, Inc. *                   3,955,087
      91,700    Bay Networks, Inc. *                            2,957,325
      56,400    Clear Channel Communications, Inc. *            6,154,650
     152,462    Comcast Corp. - Class A                         6,189,004
      53,490    DSC Communications Corp. *                      1,604,700
      75,200    Frontier Corp.                                  2,368,800
      66,400    General Instrument Corp. *                      1,805,250
     421,936    GTE Corp.                                      23,470,190
      32,212    King World Productions, Inc.                      821,406
     585,882    Lucent Technologies, Inc.                      48,738,059
     310,220    MCI Communications Corp.                       18,031,537
     119,200    Nextel Communications, Inc.                     2,965,100
     207,360    Tele-Communications, Inc. - Class A *           7,970,400
      82,100    Tellabs, Inc. *                                 5,880,412
     125,549    Viacom, Inc. - Class B *                        7,313,229
     449,300    WorldCom, Inc. *                               21,762,969
                                                           --------------
                                                              204,874,549
                                                           --------------

                Tire and Rubber - 0.17%
      35,151    Cooper Tire & Rubber Co.                          724,989
      31,952    Goodrich (B.F.) Co.                             1,585,618
      68,836    Goodyear Tire & Rubber Co.                      4,435,620
                                                           --------------
                                                                6,746,227
                                                           --------------


                Tobacco - 1.18%
      68,074    Fortune Brands, Inc.                            2,616,594
   1,084,998    Philip Morris Companies, Inc.                  42,721,796
      85,807    UST, Inc.                                       2,316,789
                                                           --------------
                                                               47,655,179
                                                           --------------

                Trucking, Shipping - 0.14%
      71,655    FDX Corp. *                                     4,496,351
      33,317    Ryder System, Inc.                              1,051,568
                                                           --------------
                                                                5,547,919
                                                           --------------

                Utilities - 7.00%
      60,120    Ameren Corp.                                    2,389,770
      83,310    American Electric Power Co.                     3,780,191
     711,606    AT&T Corp.                                     40,650,493
      59,425    Baltimore Gas & Electric Co.                    1,845,889
     680,036    Bell Atlantic Corp.                            31,026,643
     446,132    BellSouth Corp.                                29,946,611
      53,028    Carolina Power & Light Co.                      2,300,090
     106,930    Central & South West Corp.                      2,873,744
      61,522    CINergy Corp.                                   2,153,270
      46,566    Coastal Corp.                                   3,250,889
      37,102    Columbia Gas System, Inc.                       2,063,799
     103,136    Consolidated Edison Company of
                  New York, Inc.                                4,750,702




  Shares                Description                             Value
  ------                -----------                             -----
      44,005    Consolidated Natural Gas Co.               $    2,590,794
      86,056    Dominion Resources, Inc.                        3,525,120
      72,176    DTE Energy Co.                                  2,914,106
     157,795    Duke Energy Co.                                 9,349,354
       9,142    Eastern Enterprises                               391,963
     159,270    Edison International                            4,708,419
     136,666    Enron Corp.                                     7,388,506
     121,707    Entergy Corp.                                   3,499,076
      92,884    FirstEnergy Corp. *                             2,856,182
      79,994    FPL Group, Inc.                                 5,039,622
      56,500    GPU, Inc.                                       2,136,406
     125,392    Houston Industries, Inc.                        3,871,478
     266,828    MediaOne Group, Inc. *                         11,723,755
      53,142    Niagara Mohawk Power Corp. *                      793,809
      21,069    NICOR, Inc.                                       845,394
      44,988    Northern States Power Co.                       1,287,782
      13,791    ONEOK, Inc.                                       549,916
     130,889    PacifiCorp                                      2,961,364
     102,784    PECO Energy Co.                                 3,000,007
      16,855    People's Energy Corp.                             651,024
     186,305    PG&E Corp.                                      5,880,252
      73,300    PP&L Resources, Inc.                            1,662,994
     112,094    Public Service Enterprise Group, Inc.           3,860,237
     805,128    SBC Communications, Inc.                       32,205,120
      92,364    Sempra Energy *                                 2,487,224
      47,210    Sonat, Inc.                                     1,823,486
     304,458    Southern Co.                                    8,429,681
     158,682    Sprint Corp.                                   11,187,081
     121,927    Texas Utilities Co.                             5,075,211
      94,925    Unicom Corp.                                    3,328,307
     224,855    U.S. West, Inc. - Communications Group         10,568,185
                                                           --------------
                                                              283,623,946
                                                           --------------

Total Common Stocks (Cost $2,475,377,707)                   3,961,165,565
                                                           --------------

                SHORT TERM INSTRUMENTS - 2.87%
                Mutual Fund - 2.80%
 113,526,530    BT Institutional Cash Management
                Fund                                          113,526,530
                                                           --------------

 Principal
  Amount
 ---------
                U.S. Treasury Bill - 0.07%
$  2,870,000    5.005%, 10/01/98 **                             2,833,694
                                                           --------------

Total Short Term Instruments (Cost $116,360,531)              116,360,224
                                                           --------------

Total Investments (Cost $2,591,738,238)         100.61%     4,077,525,789
Liabilities in Excess of Other Assets            -0.61%       (24,794,022)
                                                ------     --------------
Net Assets                                      100.00%    $4,052,731,767
                                                ======     ==============


---------
*  Non-income producing security.
** Held as collateral for futures contracts.


                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Statement of Operations For the six months ended June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Dividends (net of foreign withholding tax of $156,829)                                        $    26,845,061
   Interest                                                                                              123,941
                                                                                                 ---------------
Total Investment Income                                                                               26,969,002
                                                                                                 ---------------
Expenses
   Advisory Fees                                                                                       1,524,644
   Administration and Services Fees                                                                      846,656
   Professional Fees                                                                                      11,756
   Trustees Fees                                                                                           3,499
   Miscellaneous                                                                                             447
                                                                                                 ---------------
   Total Expenses                                                                                      2,387,002
   Less:  Expenses Absorbed by Bankers Trust                                                          (1,032,352)
                                                                                                 ---------------
      Net Expenses                                                                                     1,354,650
                                                                                                 ---------------
Net Investment Income                                                                                 25,614,352
                                                                                                 ---------------
Realized and Unrealized Gain on Investments and Futures Contracts
   Net Realized Gain from Investment Transactions                                                     21,556,558
   Net Realized Gain from Futures Transactions                                                         2,045,391
   Net Change in Unrealized Appreciation/Depreciation on Investments                                 478,378,615
   Net Change in Unrealized Appreciation on Futures Contracts                                            294,781
                                                                                                 ---------------
Net Realized and Unrealized Gain on Investments and Futures Contracts                                502,275,345
                                                                                                 ---------------
Net Increase in Net Assets from Operations                                                       $   527,889,697
                                                                                                 ===============


--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                      For the             For the
                                                                                 six months ended       year ended
                                                                                  June 30, 1998(1)   December 31, 1997
                                                                                 -----------------   -----------------
Increase in Net Assets from:
Operations
   Net Investment Income                                                          $   25,614,352      $    42,706,376
   Net Realized Gain from Investments and Futures Transactions                        23,601,949           95,286,448
   Net Change in Unrealized Appreciation on Investments and Futures Contracts        478,673,396          528,775,836
                                                                                  --------------      ---------------
Net Increase in Net Assets from Operations                                           527,889,697          666,768,660
                                                                                  --------------      ---------------
Capital Transactions
   Proceeds from Capital Invested                                                  1,386,506,855        1,462,422,481
   Value of Capital Withdrawn                                                       (664,751,256)      (1,251,328,236)
                                                                                  --------------      ---------------
Net Increase in Net Assets from Capital Transactions                                 721,755,599          211,094,245
                                                                                  --------------      ---------------
Total Increase in Net Assets                                                       1,249,645,296          877,862,905

Net Assets
Beginning of Period                                                                2,803,086,471        1,925,223,566
                                                                                  --------------      ---------------
End of Period                                                                     $4,052,731,767      $ 2,803,086,471
                                                                                  ==============      ===============


----------
(1) Unaudited


                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.

                                                For the six month                        For the year ended December 31,
                                                  period ended           -------------------------------------------------------
                                                June 30, 1998(1)         1997         1996         1995         1994        1993
                                                ----------------         ----         ----         ----         ----        ----
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted)            $4,052,732       $2,803,086   $1,925,224   $1,080,736    $559,772    $151,805
   Ratios to Average Net Assets:
   Net Investment Income                                  1.55%(2)         1.76%        2.20%        2.52%       2.84%       2.67%
   Expenses                                               0.08%(2)         0.08%        0.10%        0.10%       0.10%       0.10%
   Decrease Reflected in Above Expense
     Ratio Due to Absorption of Expenses by
     Bankers Trust                                        0.06%(2)         0.07%        0.05%        0.05%       0.06%       0.10%
Portfolio Turnover Rate                                      2%              19%          15%           6%         21%         31%

------------
(1) Unaudited
(2) Annualized

                  See Notes to Financial Statements on Page 17

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------


Note 1--Organization and Significant Accounting Policies
A. Organization
The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation
The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost that, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Futures Contracts
The Portfolio may enter into financial futures contracts that are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. Federal Income Taxes
It is in the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets. At June 30, 1998, amounts owed under the Administration and Services Agreement amounted to $78,558, net of waived expenses of $80,412.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .075% of the Portfolio's average daily net assets. For the period January 1, 1998 to April 30, 1998 the Advisory fee was .10%. At June 30, 1998, amounts owed under the Advisory Agreement amounted to $173,136, net of waived expenses of $144,804.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to .08% of the average daily net assets of the Portfolio. For the six-month period ended June 30, 1998, expenses of the Portfolio have been reduced by $1,032,352.

The Portfolio may invest in the BT Institutional Cash Management Fund (the "Fund"), an open-end management investment company managed by Bankers Trust Company (the "Company"). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of June 30, 1998 amounted to $2,082,691 and are included in dividend income.

The Portfolio is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally amongst all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended June 30, 1998.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Effective August 11, 1998, ICC Distributors, Inc. will replace Edgewood as distributor of the Trust.

Certain officers of the Portfolio are also directors, officers and employees of Edgewood Services, Inc., the distributor of the BT Institutional Funds. None of the officers so affiliated received compensation for services as officers of the Portfolio.

Effective August 11, 1998, ICC Distributors, Inc. will replace Edgewood as distributor of the Trust.

For the six-month period ended June 30, 1998, the Portfolio paid brokerage commissions of $226,179.

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 3--Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six-month period ended June 30, 1998, were $754,650,857 and $58,371,306, respectively. For federal income tax purposes, the tax basis of investments held at June 30, 1998 was $2,602,421,738. The aggregate gross unrealized appreciation was $1,514,149,698, and the aggregate gross unrealized depreciation was $28,362,147 for all investments as of June 30, 1998. Payable for securities purchased at June 30, 1998 amounted to $66,583,078.

Note 4--Futures Contracts
A summary of obligations under these financial instruments at June 30, 1998 is as follows:

                                                           Market       Unrealized
Type of Future         Expiration   Contracts   Position    Value       Appreciation
---------------------  ----------   ---------   --------  -----------   ------------
S&P 500 Index Futures  Sept. 1998      348        Long    $99,441,000    $906,869

At June 30, 1998, the Portfolio segregated $2,833,694 to cover margin requirements on open futures contracts.

Note 5--Net Assets
Paid in capital                                      $2,516,821,046
Undistributed net investment income                      25,614,352
Accumulated realized gain on investments                 21,556,558
Accumulated realized gain on futures transactions         2,952,260
Unrealized appreciation on investments                1,485,787,551
                                                     --------------
Total Net Assets                                     $4,052,731,767
                                                     ==============

                      This page intentionally left blank.

BT PYRAMID MUTUAL FUNDS
BT INVESTMENT EQUITY 500 INDEX FUND


Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Distributor
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY 10019


                                   ----------
          For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 368-4031. This report must be preceded or accompanied by a current prospectus for the Fund.
                                   ----------



                                                              Cusip #055924500
                                                              STA462100 (6/98)